Other operating expenses - Summary of impairments and reversals of property and equipment and intangibles (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
ImpairmentLoss	€ 567	€ 66	€ 35
Reversals of impairments	(9)	(7)	(17)
Total	558	59	19
Goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
ImpairmentLoss	310
Total	310
Property development [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
ImpairmentLoss	2	1	15
Total	2	1	15
Software and other intangible assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
ImpairmentLoss	202	61	12
Total	202	61	12
Property Plant and Equipment [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
ImpairmentLoss	52	4	9
Reversals of impairments	(9)	(6)	(17)
Total	€ 43	€ (3)	€ (8)